INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of provision for income taxes

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Current tax expense - Russia	12,421	11,987	16,466	234.1
Current tax expense - Netherlands	38	218	549	7.8
Current tax expense - other	68	388	1,150	16.3
Total current tax expense	12,527	12,593	18,165	258.2
Deferred tax (benefit)/expense - Russia	1,219	(5,436)	4,654	66.2
Deferred tax (benefit)/expense - Netherlands	(738)	87	107	1.5
Deferred tax expense - other	185	186	(192)	(2.7)
Total deferred tax (benefit)/expense	666	(5,163)	4,569	65.0
Total income tax expense	13,193	7,430	22,734	323.2

Schedule of components of net income (loss) before income taxes

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Income before income tax expense - Russia	40,332	14,520	80,299	1,141.6
Loss before income tax expense - Netherlands	(4,009)	(28,707)	(7,548)	(107.3)
Income/(loss) before income tax expense - other	220	6,964	(2,402)	(34.1)
Total income/(loss) before income tax expense	36,543	(7,223)	70,349	1,000.2

Schedule of statutory Dutch income tax rate reconciled to the Company's effective income tax rate

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Expected expense/(income) at Dutch statutory income tax rate of 25.8% for 2022 (25% for 2021 and 2020)	9,136	(1,806)	18,150	258.0
Effect of:
Tax on inter-company dividends	936	(617)	2,171	30.9
Non-deductible share-based compensation	3,932	5,207	6,201	88.2
Other expenses not deductible for tax purposes	1,977	2,015	1,405	20.0
Accrual of unrecognized tax benefit	121	949	3,154	44.8
Equity method loss of Yandex Market	618	—	—	—
Effect of consolidation of Yandex Market	(4,807)	—	—	—
Effect of the revaluation of investment in ClickHouse	—	(871)	—	—
Effect of the contribution to a non-for-profit organization	—	374	—	—
Effect of the disposal of intecompany investments	—	(1,462)	—	—
Non-taxable effect of the News and Zen deconsolidation	—	—	(9,817)	(139.6)
Effect of change in tax rate	111	(269)	5,186	73.7
Difference in foreign tax rates	(2,244)	(1,754)	(5,999)	(85.3)
Change in valuation allowance	3,428	5,145	2,104	29.9
Other	(15)	519	179	2.6
Income tax expense	13,193	7,430	22,734	323.2

Schedule of movements in the valuation allowance

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Balance at the beginning of the period	(3,828)	(7,763)	(12,482)	(177.5)
Charged to expenses	(3,428)	(5,145)	(2,104)	(29.9)
Effect of adoption of ASU 2020-06	—	—	(1,330)	(18.9)
Foreign currency translation adjustment	(272)	(19)	768	10.9
Acquisition-related change	(1,094)	—	(1,568)	(22.3)
Other	859	445	1,938	27.6
Balance at the end of the period	(7,763)	(12,482)	(14,778)	(210.1)

Schedule of reconciliation of the total amounts of unrecognized income tax benefits

	2020	2021	2022	2022
	RUB	RUB	RUB	$
Balance at the beginning of the period	439	427	1,345	19.1
Increases related to prior years tax positions	53	633	1,099	15.6
Decreases related to prior years tax positions	(61)	(141)	(309)	(4.4)
Increases related to current year tax positions	105	426	3,328	47.3
Settlements	(109)	—	—	—
Balance at the end of the period	427	1,345	5,463	77.6

Schedule of deferred tax assets and liabilities

	2021	2022	2022
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	5,628	3,279	46.6
Net operating loss carryforward	17,740	18,144	258.0
Intangible assets	1,658	—	—
Property and equipment	454	840	11.9
Operating lease liabilities	6,956	2,442	34.7
Finance lease liabilities	3,364	3,362	47.8
Other	955	1,295	18.5
Total deferred tax asset	36,755	29,362	417.5
Valuation allowance	(12,482)	(14,778)	(210.1)
Total deferred tax asset, net of valuation allowance	24,273	14,584	207.4
Deferred tax liability
Convertible debt discount	(2,299)	—	—
Property and equipment	(2,829)	(2,883)	(41.0)
Intangible assets	(3,542)	(4,147)	(59.0)
Content assets	(1,213)	—	—
Unremitted earnings	(1,224)	(3,399)	(48.3)
Deferred expenses	(114)	(223)	(3.2)
Operating lease assets	(6,532)	(2,081)	(29.6)
Finance lease assets	(3,289)	(2,938)	(41.8)
Other	(595)	(482)	(6.8)
Total deferred tax liability	(21,637)	(16,153)	(229.7)
Net deferred tax (liability)/asset	2,636	(1,569)	(22.3)
Net deferred tax assets	5,625	3,904	55.5
Net deferred tax liabilities	(2,989)	(5,473)	(77.8)